INTEREST AND OTHER INCOME (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended			9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 28, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member] Interest Income [Member]	Dec. 28, 2012 Successor [Member] Other Income [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 07, 2012 Predecessor [Member] Interest Income [Member]	Dec. 30, 2011 Predecessor [Member] Interest Income [Member]	Dec. 31, 2010 Predecessor [Member] Interest Income [Member]	Sep. 07, 2012 Predecessor [Member] Other Income [Member]	Dec. 30, 2011 Predecessor [Member] Other Income [Member]	Dec. 31, 2010 Predecessor [Member] Other Income [Member]
Component of Other Income, Nonoperating [Line Items]
Interest and other income	$ 593	$ 15	$ 578	$ 1,499	$ 1,892	$ 1,762	$ 18	$ 28	$ 138	$ 1,481	$ 1,864	$ 1,624